SUPPLEMENTARY CASH FLOW DETAILS - Non-Cash Items (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of non-cash items arising from operating activities [line items]
Fair value (gain) loss on rental properties	$ 2,029	$ 56,414	$ 210,936	$ 858,987
Unrealized loss (gain) on derivative financial instruments			20,085	(184,809)
Loss on debt modification and extinguishment			(1,326)	6,816
Amortization and depreciation expense			17,794	15,608
Deferred income taxes			25,899	189,179
Net change in fair value of limited partners’ interests in single-family rental business			145,497	297,381
Amortization of debt discount and financing costs			23,239	18,116
Interest on lease obligation			316,473	213,932
Performance fees expense			2,550	35,854
Non-cash impact related to debt modification			(3,934)	0
Unrealized foreign exchange loss (gain)			6,752	(4,238)
Adjustments for non-cash items			22,115	(473,961)
LTIP
Disclosure of reconciliation of non-cash items arising from operating activities [line items]
Expenses from incentive plans			6,969	17,015
AIP
Disclosure of reconciliation of non-cash items arising from operating activities [line items]
Expenses from incentive plans			28,702	27,201
Interest on lease obligation
Disclosure of reconciliation of non-cash items arising from operating activities [line items]
Interest on lease obligation			1,242	1,168
Bryson MPC Holdings LLC
Disclosure of reconciliation of non-cash items arising from operating activities [line items]
Gain on Bryson MPC Holdings LLC disposition			0	(5,060)
Single-Family Rental Investment Properties
Disclosure of reconciliation of non-cash items arising from operating activities [line items]
Fair value (gain) loss on rental properties			(210,936)	(858,987)
Canadian development properties
Disclosure of reconciliation of non-cash items arising from operating activities [line items]
Fair value (gain) loss on rental properties			0	440
Investments in U.S. residential developments
Disclosure of reconciliation of non-cash items arising from operating activities [line items]
Income from investments and equity-accounted investments			(30,773)	(16,897)
Equity-accounted investments in multi-family rental properties
Disclosure of reconciliation of non-cash items arising from operating activities [line items]
Income from investments and equity-accounted investments			(5,297)	(1,550)
Equity-accounted investments in Canadian residential developments
Disclosure of reconciliation of non-cash items arising from operating activities [line items]
Income from investments and equity-accounted investments			$ (4,348)	$ (11,198)